Main Events (Details) R$ in Thousands											1 Months Ended													12 Months Ended
	Sep. 30, 2024 ha	Nov. 08, 2022 BRL (R$) ha	Oct. 06, 2022 BRL (R$) ha	Sep. 12, 2022 BRL (R$)	Jun. 11, 2022 ha	Jun. 01, 2022 ha	Sep. 01, 2021 BRL (R$) ha	Feb. 28, 2021 BRL (R$) shares	Feb. 04, 2021 BRL (R$)	Dec. 20, 2020 ha	Jun. 29, 2023 BRL (R$) ha	Mar. 29, 2023 BRL (R$) ha	Mar. 28, 2023 BRL (R$) ha	Oct. 21, 2022 BRL (R$)	Oct. 21, 2022 USD ($)	Aug. 22, 2022 ha	Jul. 21, 2022 ha	Oct. 21, 2021 ha	Apr. 30, 2021 BRL (R$)	Dec. 20, 2020 ha	Aug. 31, 2020 BRL (R$) ha	Jun. 28, 2019 BRL (R$) ha	Mar. 22, 2019 ha	Jun. 30, 2023 BRL (R$) ha shares	Oct. 06, 2022 USD ($)	Jun. 30, 2022 BRL (R$)
Main Events (Details) [Line Items]
Sale of hectares | ha							3,723				3,202
Number of soybean bags											952,815	63,875	3,000,000
Equivalent amount (in Brazil Real)			R$ 7,786								R$ 121,558	R$ 8,508	R$ 409,328
Hectares of area | ha			863.3							9,875		332	5,185				6,070					3,258		5,517
Arable area | ha												215	3,796							4,485.1473				4,011
Property value																								R$ 274,172	$ 1,497,000
Down payment														R$ 3,886	$ 749,000
Hectares of area, description																								On December 29, 2021, the Company recognized the sale of 4,573 hectares (2,859 arable hectares) of the Rio do Meio Farm, located in the city of Correntina, state of Bahia (BA). The agreement, signed on September 1, 2021, defined the price of the area at 714,835 soybean bags, which is equivalent to R$130,104 on the transaction date. The payments were divided into 13 installments, with one down payment and 12 semiannual installments due in June and October of each year until October 10, 2027. The proceeds from the sale were not recognized on the date of the execution of the agreement because the transfer of the property was linked to payment of the first installment in the amount of R$16,760, which occurred on December 29, 2021. As of June 30, 2022, the buyer had effected payment of R$20,301, whose gain is shown in Note 22.b.In the same agreement, the Company undertook to obtain Vegetation Suppression Authorization (ASV) for a 371-hectare area, with payment established at 100 soybean bags per hectare that is subject to granting of the authorization. This amount will be distributed proportionately to the installments coming due after the sale.
Agricultural hectares | ha					2,100	5,714
Purchase and sale agreement, description																								On May 6, 2021, the Company signed a purchase and sale agreement for the sale of a total area of 1,654 hectares (1,250 agricultural hectares) of the Jatobá VI Farm, a rural property located in the City of Jaborandi, State of Bahia, for 300 bags of soybean per useful hectare, which corresponded to R$67,061.
Transaction amount (in Brazil Real)																								R$ 285,600
Installments amount (in Brazil Real)				R$ 144,747
Principal amount (in Brazil Real)				140,000
Other transaction costs (in Brazil Real)				R$ 4,747
Payment of installment (in Brazil Real)																								R$ 142,985
Term of the agreement year					6 years	12 years											12 years
Board of directors, description																								On May 10, 2021 and May 14, 2021, the Board of Directors authorized BrasilAgro’s capital increase in the total amount of R$448,174, from R$1,139,811 to R$1,587,985, through the issuance of 20,272,707 common shares without par value, as a result of the exercise of warrants held by BrasilAgro’s founding shareholders.
Number of warrants (in Shares) | shares																								256,000
Aggregate amount (in Brazil Real)								R$ 440,000
Issuance of common shares (in Shares) | shares								20,000,000
Capital stock amount (in Brazil Real)								R$ 1,139,800
Common shares (in Shares) | shares								82,104,301
Transaction costs (in Brazil Real)																								R$ 17,186
Net of tax effects (in Brazil Real)																								5,843
Share purchase agreement percentage										100.00%
Cash paid (in Brazil Real)									R$ 160,399
Additional obligation (in Brazil Real)																			R$ 5,365
Effect of reorganization (in Brazil Real)																								11,031
Cash and cash equivalents (in Brazil Real)																								1,517
Cash flows (in Brazil Real)																								R$ 164,247
Jatobá VII Farm [Member]
Main Events (Details) [Line Items]
Sale of hectares | ha											4,408
Rio do Meio II Farm [Member]
Main Events (Details) [Line Items]
Number of soybean bags		414,097
Equivalent amount (in Brazil Real)		R$ 62,428
Hectares of area | ha		1,964
Arable area | ha		1,422
Marangatu I Farm [Member]
Main Events (Details) [Line Items]
Hectares of area | ha			498
Property value | $																									$ 3,000
Alto Taquari IV Farm [Member]
Main Events (Details) [Line Items]
Sale of hectares | ha							2,694
Number of soybean bags							2,962,974
Equivalent amount (in Brazil Real)							R$ 591,339
Hectares of area | ha																		2,566
Bananal X Farm [Member]
Main Events (Details) [Line Items]
Hectares of area | ha																							2,160
Agricultural hectares | ha																							1,714
Fixed price (in Brazil Real)																										R$ 28,000
Jatobá III Farm [Member]
Main Events (Details) [Line Items]
Hectares of area | ha																					133
Agricultural hectares | ha																						2,473
Sale of gain amount (in Brazil Real)																					R$ 3,796
Sale negotiated amount (in Brazil Real)																						R$ 47,016
Panamby Farm [Member]
Main Events (Details) [Line Items]
Number of soybean bags																								302
Hectares of area | ha																10,844
São Domingos Farm [Member]
Main Events (Details) [Line Items]
Hectares of area | ha																	3,035
Forecast [Member] | Alto Taquari IV Farm [Member]
Main Events (Details) [Line Items]
Hectares of area | ha	1,157